CUSTOMER RELATIONSHIP (10K) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2013
CUSTOMER RELATIONSHIP [Abstract]
Sales returns		$ 2,900,000
Decrease in gross margin		$ (1,300,000)
Non-cash charge due to termination of contract	$ 4,600,000
Non-cash charge due to termination of contract, accumulated amortization	$ 603,000